Inventory	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventory
5.	Inventory

Accounting Policy:

Inventories of dried cannabis consists of harvested cannabis and purchased cannabis and are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value at harvest, which becomes deemed cost. Any subsequent post-harvest costs are capitalized to inventory to the extent that cost is less than net realizable value (“NRV”). NRV is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the average cost basis. Cannabis oils are derived from dried cannabis and are measured at the lower of cost and NRV. Goods for resale are measured at the lower of cost and NRV. Supplies and consumables are valued at cost.

Production costs include all direct and indirect production related costs, including security, compliance, quality control and quality assurance costs, as well as related overhead. In addition, all inventory production cost in excess of standard cost are not capitalized and expensed in production cost.

Inventories are written down when the cost of inventories exceed their net realizable value and are estimated to be unrecoverable due to obsolescence, damage, or declining market prices.

The Company’s inventory is comprised of:

	December 31	December 31
	2019	2018
	$	$
Dried bulk cannabis and packaged inventory	3,544,538	5,778,176
Cannabis oils	2,464,954	337,314
Goods for resale	125	1,498
Supplies and consumables	577,993	655,537
	6,587,610	6,772,525

During the year ended December 31, 2019, inventory expensed to cost of goods sold was $20,900,434 (December 31, 2018 and December 31, 2017 - $3,575,132 and $637,751, respectively).The fair value change in biological assets included in cost of goods sold during the year ended December 31, 2019 was $454,712 (December 31, 2018 and December 31, 2017 - $158,676 and $163,754, respectively).

During the year ended December 31, 2019, a provision of $4,661,897 was recognized for dried cannabis and packaged inventory (December 31, 2018 and December 31, 2017 - $Nil) related to product deterioration and limited remaining shelf life. An additional write-off of inventory of $2,047,812 was recognized during the year ended December 31, 2019 (December 31, 2018 and December 31, 2017 - $Nil) related to hemp harvested that did not meet the quality standards for extraction grade material (Note 10).